PORTFOLIO OF INVESTMENTS – as of December 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks – 67.6% of Net Assets
	Canada – 3.1%
857,549	Canada Goose Holdings, Inc.(a)	$25,492,697
672,900	CGI, Inc.(a)	53,386,889
1,236,100	Open Text Corp.	56,167,825

		135,047,411

	China – 1.9%
365,901	Alibaba Group Holding Ltd., Sponsored ADR(a)	85,156,140

	France – 1.1%
238,579	Dassault Systemes SE	48,388,461

	Hong Kong – 1.1%
4,018,600	AIA Group Ltd.	48,971,136

	India – 1.3%
2,942,171	HDFC Bank Ltd.(a)	57,950,414

	Japan – 1.7%
2,061,761	Nomura Research Institute Ltd.	73,756,461

	Netherlands – 1.7%
156,425	ASML Holding NV	75,737,381

	Sweden – 1.4%
1,236,323	Atlas Copco AB, Class A	63,542,554

	Switzerland – 2.4%
525,503	Nestle S.A., (Registered)	62,120,375
308,140	Temenos AG, (Registered)	42,932,996

		105,053,371

	Taiwan – 2.0%
4,595,000	Taiwan Semiconductor Manufacturing Co. Ltd.	86,925,735

	United Kingdom – 4.1%
1,122,232	Halma PLC	37,583,843
371,291	Linde PLC	97,838,892
384,137	London Stock Exchange Group PLC	47,416,529

		182,839,264

	United States – 45.8%
309,269	Accenture PLC, Class A	80,784,155
56,716	Airbnb, Inc., Class A(a)	8,325,909
52,194	Alphabet, Inc., Class A(a)	91,477,292
6,580	Alphabet, Inc., Class C(a)	11,527,370
36,620	Amazon.com, Inc.(a)	119,268,777
173,476	Becton Dickinson & Co.	43,407,165
445,777	Copart, Inc.(a)	56,725,123
178,918	Costco Wholesale Corp.	67,412,724

Shares	Description	Value (†)
Common Stocks – continued
	United States – continued
540,797	Danaher Corp.	$120,132,646
3,158,344	Dropbox, Inc., Class A(a)	70,083,653
328,747	Estee Lauder Cos., Inc. (The), Class A	87,509,164
349,681	Facebook, Inc., Class A(a)	95,518,862
128,926	Goldman Sachs Group, Inc. (The)	33,999,075
256,142	Home Depot, Inc. (The)	68,036,438
597,516	IQVIA Holdings, Inc.(a)	107,056,942
523,376	M&T Bank Corp.	66,625,765
298,049	MasterCard, Inc., Class A	106,385,610
42,609	Mettler-Toledo International, Inc.(a)	48,560,625
258,901	Northrop Grumman Corp.	78,892,313
9,007	NVR, Inc.(a)	36,747,299
113,290	Parker-Hannifin Corp.	30,861,329
537,192	Peloton Interactive, Inc., Class A(a)	81,502,770
237,774	Roper Technologies, Inc.	102,501,994
242,004	S&P Global, Inc.	79,553,975
88,323	Sherwin-Williams Co. (The)	64,909,456
407,848	Texas Instruments, Inc.	66,940,092
273,067	UnitedHealth Group, Inc.	95,759,136
128,871	Vail Resorts, Inc.	35,949,854
316,565	VeriSign, Inc.(a)	68,504,666
11,165	Whiting Petroleum Corp.(a)	279,125

		2,025,239,304

	Total Common Stocks (Identified Cost $2,068,279,200)	2,988,607,632

Principal Amount
Bonds and Notes – 29.2%
Non-Convertible Bonds – 28.9%
	Australia – 0.5%
$6,490,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(b)	5,621,957
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(b)	717,891
3,560,000	Glencore Funding LLC, 1.625%, 9/01/2025, 144A	3,655,159
935,000	National Australia Bank, 2.500%, 1/12/2021(b)	935,421
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)(b)	9,470,393
1,505,000	New South Wales Treasury Corp., Series 22, 6.000%, 3/01/2022, (AUD)(b)	1,239,154
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	102,485
1,370,000	Westpac Banking Corp., 2.650%, 1/16/2030(b)	1,534,158

		23,276,618

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Belgium – 0.1%
2,745,000	Anheuser-Busch InBev S.A., EMTN, 2.000%, 1/23/2035, (EUR)(b)	$3,882,131
1,690,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029(b)	2,086,974

		5,969,105

	Brazil – 0.4%
1,150,000	Banco Bradesco S.A., 2.850%, 1/27/2023, 144A	1,177,887
1,035,000	Braskem Netherlands Finance BV, 4.500%, 1/10/2028	1,089,545
1,785,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,831,856
2,685,000	Brazilian Government International Bond, 4.500%, 5/30/2029	2,987,385
1,085,000	Brazilian Government International Bond, 4.625%, 1/13/2028	1,215,211
2,980,000	BRF S.A., 4.875%, 1/24/2030	3,233,330
650,000	Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030, 144A	689,819
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	402,000
1,100,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	1,166,011
1,250,000	Itau Unibanco Holding S.A., 2.900%, 1/24/2023, 144A	1,279,387
2,465,000	Petrobras Global Finance BV, 5.999%, 1/27/2028	2,885,307
150,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	188,102
575,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	655,500
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	583,550
500,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	508,050

		19,892,940

	Canada – 4.1%
387,589	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(b)	371,035
803,352	Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(b)	777,452
1,010,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,030,021
815,000	Bank of Montreal, 1.750%, 6/15/2021, 144A(b)	820,444
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028(b)	1,164,633
11,680,000	Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(b)	9,212,509

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Canada – continued
23,060,000	Canadian Government Bond, 0.500%, 9/01/2025, (CAD)(b)	$18,190,932
63,450,000	Canadian Government Bond, 0.750%, 3/01/2021, (CAD)(b)	49,899,644
63,755,000	Canadian Government Bond, 0.750%, 9/01/2021, (CAD)(b)	50,298,282
35,230,000	Canadian Government Bond, 1.750%, 5/01/2021, (CAD)(b)	27,823,923
970,000	Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023(b)	1,053,095
1,800,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023(b)	1,862,025
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(b)	1,005,956
430,000	Enbridge, Inc., 2.900%, 7/15/2022(b)	445,886
905,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(b)	729,396
507,850	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(b)	403,072
5,000,000	Province of British Columbia Canada, Series 10, 1.750%, 9/27/2024(b)	5,264,026
2,355,000	Province of Quebec Canada, 2.300%, 9/01/2029, (CAD)(b)	2,025,182
2,475,000	Royal Bank of Canada, GMTN, 2.250%, 11/01/2024(b)	2,632,924
2,500,000	Toronto-Dominion Bank (The), 2.100%, 7/15/2022, 144A(b)	2,568,586
1,690,000	Toronto-Dominion Bank (The), GMTN, 3.500%, 7/19/2023(b)	1,828,889
1,675,000	Toronto-Dominion Bank (The), MTN, 1.150%, 6/12/2025(b)	1,710,357
1,580,000	Videotron Ltd., 5.125%, 4/15/2027, 144A	1,676,775

		182,795,044

	Chile – 0.2%
950,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	1,045,009
1,500,000	Chile Government International Bond, 2.450%, 1/31/2031(b)	1,605,000
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029, 144A(b)	2,118,535
570,000	Corp. Nacional del Cobre de Chile, 3.750%, 1/15/2031, 144A(b)	643,969
525,000	Enel Chile S.A., 4.875%, 6/12/2028(b)	618,188
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(b)	850,656
935,000	Republic of Chile, 3.240%, 2/06/2028(b)	1,060,066

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Chile – continued
$1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(b)	$1,237,600

		9,179,023

	China – 0.8%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(b)	1,029,941
795,000	Baidu, Inc., 3.875%, 9/29/2023(b)	855,849
67,500,000	China Government Bond, 4.000%, 11/30/2035, (CNY)	11,360,254
126,500,000	China Government Bond, 2.200%, 7/27/2025, (CNY)(b)	18,956,374
6,500,000	China Government Bond, 3.390%, 5/21/2025, (CNH)(b)	1,023,681
500,000	China Government Bond, 3.480%, 6/29/2027, (CNH)(b)	80,153
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(b)	938,150
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(b)	520,355
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A(b)	1,251,316
1,270,000	Weibo Corp., 3.500%, 7/05/2024(b)	1,326,388

		37,342,461

	Colombia – 0.5%
1,395,000	Colombia Government International Bond, 3.125%, 4/15/2031	1,480,444
960,000	Colombia Telecomunicaciones S.A. E.S.P., 4.950%, 7/17/2030, 144A	1,065,600
2,536,000	Ecopetrol S.A., 5.875%, 5/28/2045	3,069,828
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	371,407
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029, 144A	1,397,240
1,140,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	1,282,500
1,150,000	Millicom International Cellular S.A., 6.625%, 10/15/2026	1,230,500
575,000	Republic of Colombia, 3.875%, 4/25/2027	639,975
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	59,315
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	2,268,328
29,559,900,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(b)	9,990,601

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Colombia – continued
$870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	$1,026,609

		23,882,347

	Dem.Rep. Congo – 0.0%
985,000	HTA Group Ltd. Co., 7.000%, 12/18/2025, 144A	1,058,875

	Dominican Republic – 0.1%
1,155,000	Dominican Republic, 4.875%, 9/23/2032, 144A	1,279,174
1,410,000	Dominican Republic, 5.500%, 1/27/2025, 144A	1,588,026
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	696,507
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	1,191,662
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	540,817

		5,296,186

	Egypt – 0.1%
1,515,000	Egypt Government International Bond, 5.250%, 10/06/2025	1,609,233
1,435,000	Egypt Government International Bond, 7.625%, 5/29/2032	1,622,985

		3,232,218

	Finland – 0.1%
3,575,000	Nordea Bank Abp, 0.750%, 8/28/2025, 144A(b)	3,572,379

	France – 0.3%
890,000	BNP Paribas S.A, (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A(b)	931,502
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A(b)	235,302
1,415,000	Caisse d’Amortissement de la Dette Sociale, 1.875%, 2/12/2022(b)	1,440,646
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A(b)	271,194
1,300,000	Edenred, 1.875%, 3/06/2026, (EUR)(b)	1,738,377
1,400,000	Engie S.A., 1.250%, 10/24/2041, (EUR)(b)	1,912,144
1,550,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)(b)	2,161,235
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 1.625%, 11/27/2027, (EUR)	649,903
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 0.625%, 3/27/2023, (EUR)	616,286

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	France – continued
$1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(b)	$1,150,741

		11,107,330

	Germany – 0.1%
1,165,000	BMW U.S. Capital LLC, 3.150%, 4/18/2024, 144A(b)	1,256,187
1,395,000	BMW U.S. Capital LLC, 4.150%, 4/09/2030, 144A(b)	1,687,216
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A(b)	1,565,160
490,000	Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027, 144A	494,176
420,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A(b)	461,729

		5,464,468

	Hong Kong – 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(b)	382,992
1,405,000	AIA Group Ltd., 3.600%, 4/09/2029(b)	1,580,782
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A(b)	1,286,496

		3,250,270

	India – 0.1%
1,230,000	ICICI Bank Ltd., EMTN, 3.250%, 9/09/2022	1,262,842
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030, 144A	1,335,462

		2,598,304

	Indonesia – 0.3%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	335,382
1,385,000	Indonesia Government International Bond, 4.200%, 10/15/2050(b)	1,655,172
735,000	Indonesia Government International Bond, 4.750%, 1/08/2026	859,098
50,092,000,000	Indonesia Treasury Bond, Series FR75, 7.500%, 5/15/2038, (IDR)(b)	3,886,526
43,840,000,000	Indonesia Treasury Bond, Series FR82, 7.000%, 9/15/2030, (IDR)(b)	3,377,708
1,475,000	Republic of Indonesia, 2.850%, 2/14/2030(b)	1,594,268
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	675,094
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	613,904

		12,997,152

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
		Ireland – 0.0%
$1,250,000		Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	$1,367,965
375,000		Ireland Government Bond, 3.400%, 3/18/2024, (EUR)(b)	518,272

			1,886,237

		Israel – 0.2%
23,525,000		State of Israel, 1.000%, 3/31/2030, (ILS)(b)	7,473,546

		Italy – 0.7%
275,000		Assicurazioni Generali SpA, EMTN (fixed rate to 10/27/2027, variable rate thereafter), 5.500%, 10/27/2047, (EUR)	413,307
200,000		Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	228,919
530,000		Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	726,082
6,965,000		Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)(b)	9,207,509
3,305,000		Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	4,539,397
4,255,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	5,529,418
1,975,000		Italy Government International Bond, 2.375%, 10/17/2024	2,076,836
3,335,000		Republic of Italy, 2.500%, 11/15/2025, (EUR)	4,585,598
630,000		UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	761,991
635,000		UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	714,559

			28,783,616

		Japan – 0.8%
985,840,800	(††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(b)	9,578,889
2,020,350,000		Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(b)	19,002,306
2,000,000		Mizuho Financial Group, Inc., (fixed rate to 7/10/2023, variable rate thereafter), 1.241%, 7/10/2024(b)	2,033,186
2,000,000		Nomura Holdings, Inc., 1.851%, 7/16/2025(b)	2,078,552
1,445,000		Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029(b)	1,601,809

			34,294,742

		Korea – 0.4%
765,000		Export-Import Bank of Korea, 3.000%, 11/01/2022(b)	800,061
1,100,000		Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A(b)	1,169,334

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Korea – continued
$1,575,000	Kia Motors Corp., 3.000%, 4/25/2023, 144A(b)	$1,653,719
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025, 144A(b)	1,582,069
910,000	Korea Gas Corp., 2.750%, 7/20/2022, 144A(b)	941,559
670,000	KT Corp., 2.500%, 7/18/2026, 144A(b)	722,066
1,180,000	LG Chem Ltd., 3.250%, 10/15/2024, 144A(b)	1,276,669
4,500,000,000	Republic of Korea, 0.875%, 12/10/2023, (KRW)	4,129,497
4,500,000,000	Republic of Korea, 1.125%, 9/10/2025, (KRW)	4,102,676
1,440,000,000	Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(b)	1,350,937
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A(b)	857,585
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(b)	183,498
200,000	Woori Bank, 5.875%, 4/13/2021, 144A(b)	202,712

		18,972,382

	Malaysia – 0.2%
28,570,000	Malaysia Government Bond, 3.480%, 3/15/2023, (MYR)(b)	7,343,964

	Mexico – 1.2%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	823,837
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(b)	1,062,299
860,000	America Movil SAB de CV, 2.875%, 5/07/2030(b)	932,438
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(b)	511,169
675,000	Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	676,694
730,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A(b)	838,668
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	940,509
2,045,000	Cemex SAB de CV, 5.700%, 1/11/2025	2,089,990
400,000	Cemex SAB de CV, 7.375%, 6/05/2027, 144A	455,200
360,000	Cemex SAB de CV, 7.750%, 4/16/2026	379,620

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
		Mexico – continued
$1,775,000		Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030(b)	$1,909,084
1,205,000		Comision Federal de Electricidad, 4.750%, 2/23/2027(b)	1,367,675
800,000		Gruma SAB de CV, 4.875%, 12/01/2024(b)	898,008
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(b)	391,110
840,000		Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A(b)	867,737
1,707,184	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(b)	8,965,343
190,229	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	963,979
1,123,620	(†††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)(b)	6,882,487
637,836	(†††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)(b)	3,973,850
724,558	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	4,142,974
2,665,000		Mexico Government International Bond, 3.250%, 4/16/2030(b)	2,877,587
3,600,000		Mexico Government International Bond, 4.000%, 10/02/2023(b)	3,942,000
196,000		Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(b)	275,686
1,240,000		Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,371,440
205,000		Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044	254,971
3,505,000		Petroleos Mexicanos, 5.950%, 1/28/2031	3,496,237
100,000		Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	129,864
835,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	920,704
1,205,000		Sigma Finance Netherlands BV, 4.875%, 3/27/2028	1,406,850
1,010,000		Unifin Financiera SAB de CV, 7.250%, 9/27/2023	977,266

			54,725,276

		Netherlands – 0.1%
870,000		Cooperatieve Rabobank UA, 4.375%, 8/04/2025(b)	993,601
1,725,000		ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026, 144A(b)	1,753,991

			2,747,592

		New Zealand – 0.1%
3,575,000		New Zealand Government Bond, 3.000%, 4/20/2029, (NZD)(b)	3,021,449

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Norway – 0.3%
$2,790,000	Equinor ASA, 3.625%, 4/06/2040(b)	$3,342,666
3,815,000	Norway Government Bond, Series 475, 2.000%, 5/24/2023, 144A, (NOK)(b)	462,205
16,500,000	Norway Government Bond, Series 478, 1.500%, 2/19/2026, 144A, (NOK)(b)	2,003,579
46,500,000	Norway Government Bond, Series 482, 1.375%, 8/19/2030, 144A, (NOK)(b)	5,632,171

		11,440,621

	Panama – 0.1%
1,485,000	Cable Onda S.A., 4.500%, 1/30/2030, 144A	1,635,430
1,045,000	Panama Government International Bond, 3.160%, 1/23/2030(b)	1,157,348
1,250,000	Panama Government International Bond, 4.500%, 4/01/2056(b)	1,609,375

		4,402,153

	Paraguay – 0.1%
1,420,000	Paraguay Government International Bond, 4.950%, 4/28/2031, 144A	1,716,439
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	936,008

		2,652,447

	Peru – 0.2%
3,220,000	Corp. Financiera de Desarrollo S.A., 2.400%, 9/28/2027, 144A	3,263,309
2,005,000	Peruvian Government International Bond, 2.392%, 1/23/2026(b)	2,138,353
580,000	Southern Copper Corp., 3.875%, 4/23/2025(b)	643,489
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(b)	1,176,010

		7,221,161

	Philippines – 0.0%
1,060,000	Philippine Government International Bond, 2.457%, 5/05/2030(b)	1,143,083

	Poland – 0.2%
26,400,000	Republic of Poland Government Bond, 1.250%, 10/25/2030, (PLN)(b)	7,090,053
12,970,000	Republic of Poland Government Bond, 3.250%, 7/25/2025, (PLN)	3,917,032

		11,007,085

	Portugal – 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	3,603,678

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Romania – 0.2%
29,970,000	Romania Government Bond, 4.150%, 10/24/2030, (RON)	$8,207,401

	Singapore – 0.4%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A(b)	800,983
1,450,000	BOC Aviation Ltd., 3.250%, 4/29/2025, 144A(b)	1,535,565
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A(b)	376,564
4,510,000	Republic of Singapore, 2.750%, 7/01/2023, (SGD)(b)	3,615,533
10,770,000	Singapore Government Bond, 0.500%, 11/01/2025, (SGD)	8,160,866
3,215,000	United Overseas Bank Ltd., 3.200%, 4/23/2021, 144A(b)	3,238,470

		17,727,981

	South Africa – 0.4%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	1,463,964
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A(b)	1,778,882
1,420,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024	1,497,674
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	980,871
46,510,000	Republic of South Africa, Series 2035, 8.875%, 2/28/2035, (ZAR)	2,781,690
39,185,000	Republic of South Africa, Series R213, 7.000%, 2/28/2031, (ZAR)	2,284,703
7,585,000	South Africa Government International Bond, 5.750%, 9/30/2049	7,598,349

		18,386,133

	Spain – 0.4%
2,300,000	Banco Bilbao Vizcaya Argentaria S.A., GMTN, 0.750%, 9/11/2022, (EUR)(b)	2,854,926
400,000	Banco Santander S.A., 3.125%, 2/23/2023(b)	421,158
600,000	CaixaBank S.A., (fixed rate to 4/17/2025, variable rate thereafter), EMTN, 2.250%, 4/17/2030, (EUR)	766,558
500,000	CaixaBank S.A., (fixed rate to 7/14/2023, variable rate thereafter), EMTN, 2.750%, 7/14/2028, (EUR)	638,560
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)(b)	932,187
725,000	Spain Government Bond, 0.750%, 7/30/2021, (EUR)(b)	892,383
430,000	Spain Government Bond, 1.600%, 4/30/2025, 144A, (EUR)(b)	573,005
2,525,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)(b)	3,657,060

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Spain – continued
1,400,000	Spain Government Bond, 2.700%, 10/31/2048, 144A, (EUR)(b)	$2,512,343
2,565,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(b)	3,576,351
1,300,000	Telefonica Emisiones S.A., EMTN, 1.495%, 9/11/2025, (EUR)(b)	1,697,838

		18,522,369

	Supranationals – 0.2%
1,495,000	Corporacion Andina de Fomento, 2.375%, 5/12/2023(b)	1,548,880
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(b)	1,172,991
3,360,000	European Investment Bank, 1.750%, 7/30/2024, 144A, (CAD)(b)	2,757,686
2,560,000	International Bank for Reconstruction & Development, 0.250%, 12/23/2022, (SEK)(b)	312,158
3,515,000	International Bank for Reconstruction & Development, 2.200%, 1/18/2022, (CAD)(b)	2,818,462
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)(b)	2,005,487

		10,615,664

	Sweden – 0.0%
1,675,000	Svenska Handelsbanken AB, 0.625%, 6/30/2023, 144A(b)	1,686,400

	Switzerland – 0.1%
930,000	Credit Suisse AG, 2.950%, 4/09/2025(b)	1,020,202
1,390,000	Credit Suisse Group AG, (fixed rate to 4/01/2030, variable rate thereafter), 4.194%, 4/01/2031, 144A(b)	1,635,993
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027(b)	1,467,470
340,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045(b)	369,665

		4,493,330

	Thailand – 0.1%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023(b)	1,658,857
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A(b)	991,952

		2,650,809

	Trinidad – 0.0%
415,000	Trinidad Generation UnLtd., 5.250%, 11/04/2027, 144A	440,315

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Turkey – 0.6%
$2,830,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	$3,119,934
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	578,786
2,875,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	3,050,358
80,000,000	Turkey Government Bond, 9.000%, 7/24/2024, (TRY)	9,578,905
6,970,000	Turkey Government International Bond, 5.250%, 3/13/2030	6,984,985
1,345,000	Turkey Government International Bond, 7.625%, 4/26/2029	1,550,449

		24,863,417

	Ukraine – 0.0%
1,035,000	Ukraine Government International Bond, 7.253%, 3/15/2033, 144A	1,130,924

	United Arab Emirates – 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(b)	1,855,525
1,295,000	Abu Dhabi Government International Bond, 3.125%, 4/16/2030, 144A(b)	1,462,314

		3,317,839

	United Kingdom – 0.4%
95,000	Avon Products, Inc., 8.950%, 3/15/2043	124,213
1,265,000	British Telecommunications PLC, 3.250%, 11/08/2029, 144A	1,395,377
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(b)	1,526,867
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032(b)	1,500,038
365,000	HSBC Holdings PLC, 4.950%, 3/31/2030(b)	457,563
1,125,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025(b)	1,240,296
635,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023(b)	693,914
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(b)	447,494
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030, 144A(b)	1,625,248
1,130,000	NatWest Group PLC, 6.000%, 12/19/2023(b)	1,291,436
235,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)(b)	366,903
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	1,523,358
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)(b)	335,843

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United Kingdom – continued
1,035,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)(b)	$1,563,652
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028(b)	1,988,113

		16,080,315

	United States – 13.5%
165,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	186,518
110,000	Air Lease Corp., 2.250%, 1/15/2023	112,939
15,000	Air Lease Corp., 3.250%, 3/01/2025	16,060
116,000	Air Lease Corp., 3.250%, 10/01/2029	122,594
360,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	369,576
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	505,200
8,000,000	Ally Financial, Inc., 4.125%, 2/13/2022	8,307,894
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	858,863
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,536,479
70,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	54,130
1,965,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	1,766,555
1,667,402	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	1,407,521
1,285,987	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,034,602
386,558	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	326,839
470,758	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	397,983
5,335,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	6,152,589
2,510,000	American Honda Finance Corp., GMTN, 1.700%, 9/09/2021	2,533,612
3,975,000	Apple, Inc., Series MPLE, 2.513%, 8/19/2024, (CAD)(b)	3,318,652
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	343,265
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,678,291
804,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	811,830
497,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	519,334

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$3,960,000	AT&T, Inc., 4.300%, 2/15/2030	$4,730,368
925,000	Aviation Capital Group LLC, 6.750%, 4/06/2021, 144A	937,383
75,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	76,125
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,932,634
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	134,891
3,180,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	3,585,450
140,000	Boeing Co. (The), 3.100%, 5/01/2026	149,911
25,000	Boeing Co. (The), 3.250%, 2/01/2035	25,638
165,000	Boeing Co. (The), 3.550%, 3/01/2038	168,332
25,000	Boeing Co. (The), 3.625%, 3/01/2048	25,206
90,000	Boeing Co. (The), 3.750%, 2/01/2050	94,122
635,000	Boeing Co. (The), 3.850%, 11/01/2048	654,977
640,000	Boeing Co. (The), 3.950%, 8/01/2059	684,965
585,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023(b)	627,380
270,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	281,946
1,860,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	2,296,135
690,000	Broadcom, Inc., 5.000%, 4/15/2030	838,772
60,000	CenturyLink, Inc., 5.625%, 4/01/2025	64,725
880,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	897,785
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022(c)(d)(e)	144,450
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023(c)(d)(e)	14,175
7,295,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(c)(d)(e)	328,275
1,750,000	CHS/Community Health Systems, Inc., 6.000%, 1/15/2029, 144A	1,890,455
3,250,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/2027, 144A	3,494,562
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,783,248
40,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	42,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	$304,267
485,000	Continental Resources, Inc., 3.800%, 6/01/2024	500,816
129,000	Continental Resources, Inc., 4.500%, 4/15/2023	133,012
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	474,247
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	635,162
155,000	Cummins, Inc., 5.650%, 3/01/2098	227,780
490,000	Dana, Inc., 5.375%, 11/15/2027	519,400
475,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	579,474
75,270	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	73,528
940,000	DH Europe Finance II S.a.r.l., 0.750%, 9/18/2031, (EUR)(b)	1,182,354
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	53,508
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	9,029
3,035,000	DISH DBS Corp., 5.875%, 11/15/2024	3,182,304
1,385,000	DISH DBS Corp., 7.750%, 7/01/2026	1,551,214
310,000	DR Horton, Inc., 4.375%, 9/15/2022	326,949
140,000	Ecolab, Inc., 4.800%, 3/24/2030(b)	178,639
160,000	Edison International, 4.950%, 4/15/2025	182,124
340,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	323,830
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	358,606
1,075,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,140,756
600,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	585,000
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	511,160
650,000	FedEx Corp., 3.400%, 1/14/2022	670,532
4,910,000	Ford Motor Co., 4.750%, 1/15/2043	5,008,200
2,515,000	Ford Motor Co., 5.291%, 12/08/2046	2,628,175
25,000	Ford Motor Co., 6.375%, 2/01/2029	28,070

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$50,000	Ford Motor Co., 6.625%, 2/15/2028	$56,532
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,473,270
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,820
875,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	974,487
200,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	209,936
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,879,375
9,830,000	GE Capital Funding LLC, 4.550%, 5/15/2032, 144A	11,797,161
295,000	General Electric Co., 4.500%, 3/11/2044	360,572
1,055,000	General Motors Co., 5.200%, 4/01/2045	1,281,220
405,000	General Motors Co., 6.250%, 10/02/2043	546,333
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	246,798
7,680,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	8,563,075
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	1,087,906
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	124,416
635,000	General Motors Financial Co., Inc., EMTN, 2.250%, 9/06/2024, (GBP)	895,526
770,000	General Motors Financial of Canada Ltd., Series 5, 3.250%, 11/07/2023, (CAD)	637,063
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	509,163
905,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	920,225
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	3,511,720
2,895,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	2,960,137
150,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	152,625
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	179,046
855,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	904,607
20,000	HCA, Inc., 4.750%, 5/01/2023	21,811
6,670,000	HCA, Inc., 5.375%, 9/01/2026	7,657,960
225,000	HCA, Inc., 7.050%, 12/01/2027	272,531

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$820,000	HCA, Inc., 7.500%, 11/06/2033	$1,139,800
395,000	HCA, Inc., 8.360%, 4/15/2024	462,150
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	234,975
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	96,938
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	645,858
1,000,000	Hyundai Capital America, 2.650%, 2/10/2025(b)	1,050,728
835,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A(b)	877,358
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(b)	1,683,350
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030, 144A(b)	1,835,310
3,960,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	4,227,142
5,760,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	6,076,800
1,280,000	iStar, Inc., 4.250%, 8/01/2025	1,264,000
290,000	iStar, Inc., 4.750%, 10/01/2024	293,625
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,427,022
7,760,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	7,919,158
1,875,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	1,982,812
1,885,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	2,031,408
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	781,622
44,000	Masco Corp., 6.500%, 8/15/2032	58,748
403,000	Masco Corp., 7.750%, 8/01/2029	560,193
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)(b)	802,667
2,905,000	MGIC Investment Corp., 5.250%, 8/15/2028	3,108,350
4,315,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	4,638,625
2,355,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	2,531,625
1,025,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	1,073,523
450,000	Morgan Stanley, 3.950%, 4/23/2027	520,267

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
		United States – continued
$725,000		Morgan Stanley, 5.750%, 1/25/2021	$727,163
3,150,000		Morgan Stanley, MTN, 4.100%, 5/22/2023	3,418,488
600,000		Morgan Stanley, MTN, 6.250%, 8/09/2026	765,541
25,000		MPLX LP, 4.500%, 7/15/2023	27,229
95,000		MPLX LP, 4.875%, 6/01/2025	109,732
2,135,000		Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	2,241,750
4,605,000		Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	5,409,595
2,535,000		Navient Corp., 5.000%, 3/15/2027	2,557,181
915,000		Navient Corp., 5.500%, 1/25/2023	956,175
255,000		Navient Corp., 5.875%, 10/25/2024	270,938
1,600	(††††)	Navient Corp., 6.000%, 12/15/2043	40,133
1,130,000		Navient Corp., 6.750%, 6/15/2026	1,227,462
4,318,000		Navient Corp., MTN, 5.625%, 8/01/2033	4,145,280
760,000		Navient Corp., MTN, 6.125%, 3/25/2024	811,300
415,000		Navient Corp., MTN, 7.250%, 1/25/2022	433,675
1,200,000		New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	1,274,616
900,000		NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	570,375
405,000		NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	286,791
20,000		NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	27,040
1,765,000		Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A(b)	1,795,758
300,000		Occidental Petroleum Corp., 4.500%, 7/15/2044	258,501
2,355,000		Occidental Petroleum Corp., 6.625%, 9/01/2030	2,556,941
1,795,000		Occidental Petroleum Corp., 8.875%, 7/15/2030	2,106,881
2,275,000		Oceaneering International, Inc., 4.650%, 11/15/2024	2,070,113
420,000		Old Republic International Corp., 4.875%, 10/01/2024	478,852
1,170,000		OneMain Finance Corp., 5.625%, 3/15/2023	1,254,825

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$860,000	OneMain Finance Corp., 6.875%, 3/15/2025	$998,675
2,310,000	OneMain Finance Corp., 7.125%, 3/15/2026	2,731,575
330,000	OneMain Finance Corp., 7.750%, 10/01/2021	347,325
130,000	OneMain Finance Corp., 8.250%, 10/01/2023	149,175
3,693,000	ONEOK Partners LP, 4.900%, 3/15/2025	4,200,335
25,000	ONEOK Partners LP, 6.200%, 9/15/2043	30,361
65,000	Ovintiv Exploration, Inc., 5.625%, 7/01/2024	69,624
1,200,000	Owens Corning, 4.400%, 1/30/2048	1,445,131
310,000	Owens Corning, 7.000%, 12/01/2036	441,984
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	3,194,787
585,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	633,262
8,630,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	9,090,225
5,150,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	5,377,861
1,400,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	1,587,621
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)(b)	2,681,144
1,530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)(b)	1,909,180
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)(b)	558,216
1,115,000	Prudential Financial, Inc., MTN, 3.700%, 3/13/2051	1,340,386
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	734,238
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,075,528
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	329,175
285,000	QEP Resources, Inc., 5.250%, 5/01/2023	299,963
210,000	QEP Resources, Inc., 5.375%, 10/01/2022	218,663
295,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	314,913
95,000	Qwest Corp., 7.250%, 9/15/2025	112,338
345,000	Radian Group, Inc., 4.500%, 10/01/2024	363,975

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$195,000	Radian Group, Inc., 4.875%, 3/15/2027	$214,149
3,365,000	Radian Group, Inc., 6.625%, 3/15/2025	3,810,862
890,000	Range Resources Corp., 4.875%, 5/15/2025	840,685
165,000	Range Resources Corp., 5.000%, 3/15/2023	160,875
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)(b)	1,586,548
810,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025(b)	884,605
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	26,219
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	716,000
35,000	Service Properties Trust, 3.950%, 1/15/2028	33,819
395,000	Service Properties Trust, 4.350%, 10/01/2024	390,062
115,000	Service Properties Trust, 4.500%, 6/15/2023	115,575
60,000	Service Properties Trust, 4.650%, 3/15/2024	59,400
50,000	Service Properties Trust, 4.750%, 10/01/2026	49,375
185,000	Service Properties Trust, 4.950%, 2/15/2027	185,925
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	488,775
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	172,800
5,051,000	SM Energy Co., 10.000%, 1/15/2025, 144A	5,449,221
2,785,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	2,924,250
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	3,248,751
3,960,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	4,037,180
14,910,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	15,535,922
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	107,250
1,695,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,788,225
820,000	Textron, Inc., 5.950%, 9/21/2021	840,032
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	134,137
245,000	Thermo Fisher Scientific, Inc., EMTN, 1.875%, 10/01/2049, (EUR)(b)	345,607

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	$105,462
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	109,212
1,635,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022(b)	1,682,899
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	2,202,154
635,000	TransDigm, Inc., 5.500%, 11/15/2027	667,575
171,000	TransDigm, Inc., 6.500%, 7/15/2024	174,030
185,000	TransDigm, Inc., 6.500%, 5/15/2025	190,088
50,000	TransDigm, Inc., 7.500%, 3/15/2027	53,375
2,615,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	2,890,359
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,458
72,590	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	72,556
278,907	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	248,586
33,675,000	U.S. Treasury Bond, 1.250%, 5/15/2050	30,549,539
55,610,000	U.S. Treasury Bond, 1.375%, 8/15/2050	52,082,241
4,960,000	U.S. Treasury Bond, 2.875%, 5/15/2049(b)(f)	6,403,825
4,164,945	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(b)(g)	4,252,311
4,204,578	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(b)(g)	4,730,095
13,260,742	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(b)(g)	13,962,629
44,725,000	U.S. Treasury Note, 0.125%, 12/15/2023	44,672,588
4,025,000	U.S. Treasury Note, 0.125%, 10/15/2023	4,022,170
9,000,000	U.S. Treasury Note, 1.500%, 10/31/2021	9,102,656
35,975,000	U.S. Treasury Note, 1.500%, 11/30/2021	36,424,687
13,685,000	U.S. Treasury Note, 1.625%, 10/31/2026(b)	14,594,839
14,060,000	U.S. Treasury Note, 1.625%, 8/15/2029(b)	15,040,905
21,715,000	U.S. Treasury Note, 1.750%, 11/30/2021	22,035,635
10,235,000	U.S. Treasury Note, 1.750%, 11/15/2029(b)	11,061,396

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$4,515,000	U.S. Treasury Note, 1.875%, 3/31/2022	$4,613,766
4,700,000	U.S. Treasury Note, 2.875%, 5/15/2028(b)	5,445,391
378,958	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	366,635
2,520,000	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	2,718,778
1,450,000	United States Steel Corp., 6.650%, 6/01/2037	1,218,000
25,000	ViacomCBS, Inc., 4.375%, 3/15/2043	29,537
395,000	ViacomCBS, Inc., 5.250%, 4/01/2044	514,507
145,000	ViacomCBS, Inc., 5.850%, 9/01/2043	201,697
145,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A(c)(d)	116,000
1,150,000	Walmart, Inc., 3.700%, 6/26/2028(b)	1,354,530
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	78,130
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	472,372
1,380,000	Whirlpool Corp., 4.600%, 5/15/2050	1,785,630

		595,643,878

	Uruguay – 0.0%
1,415,000	Uruguay Government International Bond, 4.375%, 1/23/2031(b)	1,735,158

	Total Non-Convertible Bonds (Identified Cost $1,195,906,846)	1,277,135,685

Convertible Bonds – 0.3%
	United States – 0.3%
1,450,000	Booking Holdings, Inc., 0.900%, 9/15/2021	1,680,591
90,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(e)	4,050
545,000	DISH Network Corp., 2.375%, 3/15/2024	507,902
7,055,000	DISH Network Corp., 3.375%, 8/15/2026	6,725,049
290,000	Evolent Health, Inc., 3.500%, 12/01/2024, 144A	330,721
1,855,000	iStar, Inc., 3.125%, 9/15/2022	2,182,652
205,000	Nuance Communications, Inc., 1.250%, 4/01/2025	466,685

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
	United States – continued
$825,000	Western Digital Corp., 1.500%, 2/01/2024	$820,005

	Total Convertible Bonds (Identified Cost $11,314,281)	12,717,655

Municipals – 0.0%
	United States – 0.0%
155,000	State of Illinois, 5.100%, 6/01/2033	166,813
130,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	136,015

	Total Municipals (Identified Cost $256,812)	302,828

	Total Bonds and Notes (Identified Cost $1,207,477,939)	1,290,156,168

Shares
Preferred Stocks – 0.0%
	United States – 0.0%
460	Chesapeake Energy Corp., 5.000%(a)(c)(h)(i)	—
736	Chesapeake Energy Corp., 5.750%(a)(c)(h)(i)	—
40	Chesapeake Energy Corp., 5.750%(a)(c)(h)(i)	—
84	Chesapeake Energy Corp., 5.750%, 144A(a)(c)(h)(i)	—
38,952	El Paso Energy Capital Trust I, 4.750%	2,016,155

		2,016,155

	Total Preferred Stocks (Identified Cost $2,285,617)	2,016,155

Principal Amount (‡)
Short-Term Investments – 2.6%
$113,135,415	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2020 at 0.000% to be repurchased at $113,135,415 on 1/04/2021 collateralized by $115,398,200 U.S. Treasury Note, 0.125% due 12/31/2022 valued at $115,398,200 including accrued interest(j) (Identified Cost $113,135,415)	113,135,415

	Total Investments – 99.4% (Identified Cost $3,391,178,171)	4,393,915,370
	Other assets less liabilities – 0.6%	25,407,118

	Net Assets – 100.0%	$4,419,322,488

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2020, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets
$ 645,325,885	14.6%	$602,900	Less than 0.1%

[1]  Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents principal amount including inflation adjustments.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2020, the value of these securities amounted to $602,900 or less than 0.1% of net assets.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(g)	Treasury Inflation Protected Security (TIPS).
(h)	Fair valued by the Fund’s adviser. At December 31, 2020, the value of these securities amounted to $0.
(i)	Level 3 security. Value has been determined using significant unobservable inputs.
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the value of Rule 144A holdings amounted to $239,741,603 or 5.4% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2020, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3/17/2021	MXN	S	162,993,000	$8,118,799	$8,124,446	$(5,647)
Bank of America, N.A.	3/17/2021	KRW	B	5,850,000,000	5,405,755	5,387,044	(18,711)
Citibank N.A.	3/17/2021	ZAR	S	76,350,000	5,047,266	5,148,471	(101,205)
Credit Suisse International	3/17/2021	CAD	S	198,988,000	155,489,015	156,358,014	(868,999)
Credit Suisse International	3/17/2021	COP	S	38,844,665,000	11,183,148	11,353,299	(170,151)
Credit Suisse International	3/17/2021	GBP	B	12,371,000	16,679,757	16,924,945	245,188
Credit Suisse International	3/17/2021	JPY	B	11,200,164,000	107,713,146	108,560,496	847,350
HSBC Bank USA	3/17/2021	AUD	B	4,075,000	3,065,989	3,143,495	77,506
Morgan Stanley Capital Services, Inc.	3/17/2021	EUR	B	144,331,000	176,113,408	176,608,635	495,227
UBS AG	3/17/2021	IDR	S	40,354,000,000	2,831,701	2,853,154	(21,453)
UBS AG	3/17/2021	SEK	B	7,350,000	877,996	894,030	16,034

Total							$495,139

At December 31, 2020, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	3/17/2021	NOK	30,959,000	EUR	2,898,987	$3,547,305	$(62,495)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2020, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	3/22/2021	39	$6,115,448	$6,098,016	$(17,432)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks
France	$—	$48,388,461	$—		$48,388,461
Hong Kong	—	48,971,136	—		48,971,136
India	—	57,950,414	—		57,950,414
Japan	—	73,756,461	—		73,756,461
Netherlands	—	75,737,381	—		75,737,381
Sweden	—	63,542,554	—		63,542,554
Switzerland	—	105,053,371	—		105,053,371
Taiwan	—	86,925,735	—		86,925,735
United Kingdom	97,838,892	85,000,372	—		182,839,264
All Other Common Stocks*	2,245,442,855	—	—		2,245,442,855

Total Common Stocks	2,343,281,747	645,325,885	—		2,988,607,632

Bonds and Notes
Non-Convertible Bonds
United States	40,133	597,071,215	—		597,111,348
All Other Non-Convertible Bonds*	—	680,024,337	—		680,024,337

Total Non-Convertible Bonds	40,133	1,277,095,552	—		1,277,135,685

Convertible Bonds*	—	12,717,655	—		12,717,655
Municipals*	—	302,828	—		302,828

Total Bonds and Notes	40,133	1,290,116,035	—		1,290,156,168

Preferred Stocks*	2,016,155	—	—	(a)	2,016,155
Short-Term Investments	—	113,135,415	—		113,135,415

Total Investments	2,345,338,035	2,048,577,335	—		4,393,915,370

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,681,305	—		1,681,305

Total	$2,345,338,035	$2,050,258,640	$—		$4,395,596,675

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,248,661)	$—	$(1,248,661)
Futures Contracts (unrealized depreciation)	(17,432)	—	—	(17,432)

Total	$(17,432)	$(1,248,661)	$—	$(1,266,093)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Includes securities fair valued at zero by the Fund’s adviser using Level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or December 31, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2020
Preferred Stocks
United States	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)	$—

(a)	Includes securities fair valued at zero by the Fund’s adviser using Level 3 Inputs.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2020, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. During the period ended December 31, 2020, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2020:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,681,305

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on future contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,248,661)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(17,432)

Total liability derivatives	$(1,248,661)	$(17,432)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2020, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Bank of America, N.A.	$(24,358)	$10,000
Citibank N.A.	(101,205)	100,000
UBS AG	(5,419)	—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2020:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$2,003,945	$290,146

These amounts include cash received as collateral of $2,184,341.

Industry Summary at December 31, 2020 (Unaudited)

Treasuries	15.4%
IT Services	8.6
Semiconductors & Semiconductor Equipment	5.2
Software	5.0
Internet & Direct Marketing Retail	4.6
Interactive Media & Services	4.6
Chemicals	3.8
Health Care Equipment & Supplies	3.7
Capital Markets	3.7
Life Sciences Tools & Services	3.5
Banks	2.8
Industrial Conglomerates	2.3
Health Care Providers & Services	2.2
Machinery	2.1
Personal Products	2.0
Banking	2.0
Other Investments, less than 2% each	25.3
Short-Term Investments	2.6

Total Investments	99.4
Other assets less liabilities (including forward foreign currency and futures contracts)	0.6

Net Assets	100.0%

Currency Exposure Summary at December 31, 2020 (Unaudited)

United States Dollar	71.5%
Canadian Dollar	6.9
Euro	4.4
Swiss Franc	2.4
Japanese Yen	2.3
British Pound	2.0
New Taiwan Dollar	2.0
Other, less than 2% each	7.9

Total Investments	99.4
Other assets less liabilities (including forward foreign currency and futures contracts)	0.6

Net Assets	100.0%